Operating segments - Reconciliation of net earnings/(losses) to underlying earnings (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [Line Items]
Post-tax foreign exchange gains	$ 420
Post-tax foreign exchange loss	$ 908
Discount rate used in net present value of expected future cash flows for the port and rail capacity		2.00%
Post-tax onerous contract charge		$ 329
External US Dollar net debt [Member]
Disclosure of operating segments [Line Items]
Post-tax foreign exchange gains		123
Intragroup Balances [Member]
Disclosure of operating segments [Line Items]
Post-tax foreign exchange gains		$ 393
Carbone savoie [Member] | Disposal groups [Member]
Disclosure of operating segments [Line Items]
Ownership percentage in subsidiary		100.00%
Bengalla joint venture [Member] | Disposal groups [Member]
Disclosure of operating segments [Line Items]
Percentage of ownership interest exchanged in joint venture		40.00%